Borrowings_Details Of General Borrowings(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 32,312,859	₩ 24,370,567
Borrowings in Korean won
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	21,197,871	14,429,984
The Bank of Korea
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 6,463,267	2,649,851
The Bank of Korea | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.25%
The Bank of Korea | Top Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.25%
SEMAS and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,675,568	1,658,810
SEMAS and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	2.70%
Shinhan Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 137,952	116,160
Shinhan Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	1.55%
Shinhan Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	3.01%
Korea Securities Finance Corporation and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,203,702	1,982,242
Korea Securities Finance Corporation and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.20%
Korea Securities Finance Corporation and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	4.74%
The Korea Development Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 9,717,382	8,022,921
The Korea Development Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	5.20%
Borrowings in foreign currencies
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 11,114,988	9,940,583
Commonwealth Bank of Australia and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	292	4,682
Central Bank of Uzbekistan and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 9,839,110	8,089,368
Central Bank of Uzbekistan and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	8.84%
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 23,827	7,081
The Export-Import Bank of Korea and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.70%
The Export-Import Bank of Korea and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	1.47%
Bank of New York Mellon and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 1,251,759	₩ 1,839,452
Bank of New York Mellon and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Bank of New York Mellon and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	2.80%